Dividends	12 Months Ended
Dec. 31, 2019
Dividends [Abstract]
Dividends

29. DIVIDENDS

Dividends for the years 2018 and 2019 are 650 Won and 700 Won, respectively, and the total amount of dividends paid are 437,626 million Won and 505,587million Won, respectively. The dividends for the current period were approved on March 25, 2020.